Note 28 Contingent and commitment - Parenthetical information (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment collaterals related to bank levy	€ 1,500	€ 1,400
thereof IPCs related to the SRF	1,000	1,000
thereof IPCs related to the German deposit protection fund	500	500
Groups cash collateral	1,000	1,400
Groups cash collateral thereof SRPF	1,000	1,000
Groups Securities collateral	€ 481	€ 81